Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 554,914	$ 620,034
Additions	(47,450)	43,907
Disposals and other	(1,666)
Disposals and other		(3,900)
Transfers from/(to) other accounts		(1)
Exchange differences	(18,484)	(17,312)
Transfer to assets and disposal groups classified as held for sale	(1,067)
Property, plant and equipment at end of the year	486,247	554,914
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	197,214	208,025
Additions	3,170	(166)
Disposals and other		(1,131)
Transfers from/(to) other accounts	505	65
Exchange differences	(7,291)	(9,911)
Transfer to assets and disposal groups classified as held for sale	(18,108)
Property, plant and equipment at end of the year	175,490	197,214
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,202,624	1,331,585
Additions	15,329	(6,054)
Disposals and other	(18,544)
Disposals and other		(106,295)
Transfers from/(to) other accounts	28,295	21,883
Exchange differences	(48,278)	(50,603)
Transfer to assets and disposal groups classified as held for sale	(56,571)
Property, plant and equipment at end of the year	1,122,855	1,202,624
Gross carrying amount | Fixtures and fittings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	7,479	8,422
Additions	2,883	(199)
Disposals and other	(122)
Disposals and other		(618)
Transfers from/(to) other accounts	(349)	112
Exchange differences	(731)	(636)
Transfer to assets and disposal groups classified as held for sale	(470)
Property, plant and equipment at end of the year	8,690	7,479
Gross carrying amount | Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	113,962	124,029
Additions	59,532	(33,409)
Disposals and other	(595)
Disposals and other		(9,374)
Transfers from/(to) other accounts	(33,485)	(23,621)
Exchange differences	(6,021)	(10,481)
Transfer to assets and disposal groups classified as held for sale	(320)
Property, plant and equipment at end of the year	133,073	113,962
Gross carrying amount | Mineral Reserves [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	59,019	59,325
Exchange differences	(215)	(306)
Property, plant and equipment at end of the year	58,804	59,019
Gross carrying amount | Other property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	33,589	33,188
Additions	131
Disposals and other		(55)
Transfers from/(to) other accounts	1,212	(20)
Exchange differences	(725)	476
Property, plant and equipment at end of the year	34,207	33,589
Gross carrying amount | Leased Land And Machinery [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	27,762	24,446
Additions	4,624	(4,113)
Transfers from/(to) other accounts		730
Exchange differences	(1,028)	(1,527)
Property, plant and equipment at end of the year	31,358	27,762
Gross carrying amount | Leased Land And Buildings [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	17,156	17,588
Additions	4,714	(576)
Exchange differences	(625)	(1,008)
Property, plant and equipment at end of the year	21,245	17,156
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(962,078)	(995,507)
Additions	(80,834)	90,087
Disposals and other	17,685
Disposals and other		73,601
Transfers from/(to) other accounts	3,822	867
Exchange differences	42,157	49,048
Transfer to assets and disposal groups classified as held for sale	56,297
Property, plant and equipment at end of the year	(922,951)	(962,078)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(141,811)	(191,066)
Additions	(56,999)	(1,663)
Disposals and other	(90)
Disposals and other		39,972
Transfers from/(to) other accounts		(17)
Exchange differences	4,273	7,636
Transfer to assets and disposal groups classified as held for sale	18,105
Property, plant and equipment at end of the year	$ (176,522)	$ (141,811)